Capital Management - Additional Information (Details) - CAD ($)		Mar. 31, 2020	Mar. 31, 2019
Capital Management [Abstract]
Cash		$ 16,577,076	$ 3,676,704	[1]
Cash equivalents	[1]		$ 6,142,647

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).